Schedule of changes in deferred tax liabilities and deferred tax assets (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Deferred tax liabilities and deferred tax assets, beginning	kr (6,369)	kr (2,097)
Charge to profit or loss	5,639	(4,277)
Foreign exchange difference	547	5
Movement in the period booked to balance sheet	445
Deferred tax liabilities and deferred tax assets, ending	kr 262	kr (6,369)